Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Benefit plans cost	$ 0	$ 0	$ 0	$ 0